Events after the close of the fiscal Year	12 Months Ended
Dec. 31, 2019
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Events after the close of the fiscal Year
NOTE 34: EVENTS AFTER THE CLOSE OF THE FISCAL YEAR
On March 11, 2020 the World Health Organization declared the novel strain of coronavirus
(COVID-19)
a global pandemic and recommended containment and mitigation measures worldwide. As of the date of this Annual Report, Belgium, where the Group operates, has been impacted by temporary closures. The length or severity of this pandemic cannot be predicted, but the Group anticipates that there may be a potential impact from
COVID-19
on the planned development activities of the Group.
With
COVID-19
continuing to spread in the United States and Europe, the business operations of the Group could be delayed or interrupted, particularly if a large portion of its employees become ill.
COVID-19
may also affect employees of third-party organizations located in affected geographies that the Group relies upon to carry out its clinical trials. The spread of
COVID-19,
or another infectious disease, could also negatively affect the operations at its third-party suppliers, which could result in delays or disruptions in the supply of drug product used in its clinical trials. In addition, the Group is taking temporary precautionary measures intended to help minimize the risk of the virus to its employees, including temporarily requiring all employees to work remotely, suspending all non-essential
travel worldwide for its employees and discouraging employee attendance at industry events and in-person
work-related meetings, which could negatively affect the Group’s business.

Further, timely enrollment in clinical trials is reliant on clinical trial sites which may be adversely affected by global health matters, including, among other things, pandemics such as
COVID-19.
For example, many of the Group’s clinical trial sites are located in regions currently being afflicted by
COVID-19.
Some factors from the
COVID-19
outbreak that the Group believes will adversely affect enrollment in its trials at least on a temporary basis include:

•
the diversion of healthcare resources away from the conduct of clinical trial matters to focus on pandemic concerns, including the attention of physicians serving as Group’s clinical trial investigators, hospitals serving as its clinical trial sites and hospital staff supporting the conduct of its clinical trials;

•	limitations on travel that interrupt key trial activities, such as clinical trial site initiations and monitoring;

•	interruption in global shipping affecting the transport of clinical trial materials, such as investigational drug product used in our trials; and

•	employee absences that delay necessary interactions with local regulators, ethics committees and other important agencies and contractors.
The impact of
COVID-19
on its business is uncertain at this time and will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among other things, but prolonged closures or other business disruptions may negatively affect its operations and the operations of its agents, contractors, consultants or collaborators, which could have a material adverse impact its business, results of operations and financial condition.
There were no other subsequent events that occur between 2019 year-end
and the date when the financial statements have been authorized by the Board for issue.